CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3—CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	At December 31,
	2012	2011
	(in thousands)
Cash and due from banks	$4,697	$4,498
Interest-bearing deposits in other financial institutions	26,440	10,430
	$31,137	$14,928